CUSTOM INNOVATION CONSULTING - RELATED PARTY (Detail) $ in Thousands	Dec. 31, 2015 USD ($)
Costs In Excess Of Billings And Billings In Excess Of Costs [Line Items]
Costs incurred on uncompleted contracts	$ 388
Estimated earnings	51
Revenue recognized	439
Less billings to date	(1,500)
Billings in excess of cost	$ 1,061